SCHEDULE OF OPENING AND CLOSING BALANCES IN CONTRACT LIABILITIES AND ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts Receivable	$ 11,346,858	$ 11,024,450
Contract Liabilities	$ 3,342,088	2,830,068
Gamehaus Inc [Member]
Accounts Receivable		11,024,450	$ 16,551,204
Contract Liabilities		$ 2,830,068	$ 2,986,364